the

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 39.5%
	FIXED INCOME - 39.5%
3,025,000	iShares Broad USD High Yield Corporate Bond ETF			$ 110,382,250
462,000	iShares iBoxx High Yield Corporate Bond ETF(a)			35,795,760
589,000	SPDR Bloomberg High Yield Bond ETF			55,878,430
	TOTAL EXCHANGE-TRADED FUNDS (Cost $193,745,821)			202,056,440

	OPEN END FUNDS — 40.3%
	FIXED INCOME - 40.3%
17,693,951	BlackRock High Yield Bond Portfolio, Institutional Class			124,211,539
2,043,597	Fidelity High Income Fund, Class I			15,613,079
2,022,654	JPMorgan High Yield Fund, Class I			12,924,757
2,551,020	MFS High Income Fund, Class I			7,780,612
2,899,485	PIMCO High Yield Fund, Institutional Class			23,050,902
1,401,869	SEI Institutional Managed Trust - High Yield Bond Fund, Class F			7,542,056
1,994,681	T Rowe Price Institutional High Yield Fund			15,558,511
	TOTAL OPEN END FUNDS (Cost $200,000,000)			206,681,456

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 19.3%
	AEROSPACE & DEFENSE — 0.5%
653,000	Bombardier, Inc.(b)	7.8750	04/15/27	654,399
800,000	Rolls-Royce PLC(b)	5.7500	10/15/27	803,033
1,000,000	TransDigm, Inc.(b)	6.2500	03/15/26	999,428
750,000	TransDigm, Inc.(b)	6.7500	08/15/28	762,851
				3,219,711
	ASSET MANAGEMENT — 0.0%(c)
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.2500	05/15/26	239,878

	AUTOMOTIVE — 0.8%
1,000,000	Ford Motor Credit Company, LLC	3.3750	11/13/25	960,023

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	AUTOMOTIVE — 0.8% (Continued)
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	$ 790,683
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,862,590
400,000	Tenneco, Inc.(b)		8.0000	11/17/28	349,800
					3,963,096
	BANKING — 1.2%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,230,193
1,000,000	Barclays PLC(d)	H15T1Y + 3.500%	7.4370	11/02/33	1,114,233
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,295,826
750,000	HSBC Holdings PLC(d)	SOFRRATE + 4.250%	8.1130	11/03/33	861,267
1,000,000	Lloyds Banking Group PLC(d)	H15T1Y + 3.750%	7.9530	11/15/33	1,132,223
					5,633,742
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,663,943
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,119,348
					3,783,291
	BIOTECH & PHARMA — 0.5%
500,000	Bausch Health Companies, Inc.(b)		5.5000	11/01/25	457,219
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	927,676
500,000	Merck & Company, Inc.		6.5000	12/01/33	576,910
500,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	428,172
					2,389,977
	CABLE & SATELLITE — 1.0%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	964,712
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,110,451
1,250,000	DIRECTV Financing, LLC / DIRECTV Financing, Inc.(b)		5.8750	08/15/27	1,192,251
900,000	DISH Network Corporation(b)		11.7500	11/15/27	938,225
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	909,551
					5,115,190
	CHEMICALS — 0.2%
550,000	Tronox, Inc.(b)		4.6250	03/15/29	486,080
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	529,526
					1,015,606

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
800,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(b)	6.6250	07/15/26	$ 788,777

	CONTAINERS & PACKAGING — 0.1%
700,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	708,726

	DIVERSIFIED INDUSTRIALS — 0.4%
2,000,000	General Electric Company	6.7500	03/15/32	2,273,538

	ELECTRIC UTILITIES — 0.9%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,163,865
600,000	Calpine Corporation(b)	5.1250	03/15/28	576,361
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,126,875
700,000	FirstEnergy Corporation	4.1500	07/15/27	676,901
190,000	PG&E Corporation	5.0000	07/01/28	183,756
750,000	Progress Energy, Inc.	7.7500	03/01/31	861,829
				4,589,587
	ELECTRICAL EQUIPMENT — 0.2%
1,000,000	WESCO Distribution, Inc.(b)	7.1250	06/15/25	1,006,622

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	385,716

	ENTERTAINMENT CONTENT — 0.0%(c)
250,000	Univision Communications, Inc.(b)	7.3750	06/30/30	245,678

	FOOD — 0.2%
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	871,121

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	523,964

	HEALTH CARE FACILITIES & SERVICES — 0.5%
198,000	CHS/Community Health Systems, Inc.(b)	8.0000	03/15/26	196,769
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	885,623

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.5% (Continued)
500,000	ModivCare, Inc.(b)	5.8750	11/15/25	$ 496,963
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	995,844
				2,575,199
	HOME & OFFICE PRODUCTS — 0.1%
750,000	Newell Brands, Inc.	5.2000	04/01/26	731,923

	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	619,974
750,000	United Rentals North America, Inc.	5.2500	01/15/30	737,661
				1,357,635
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	123,131
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,333,942
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	519,736
750,000	Morgan Stanley	7.2500	04/01/32	873,955
				4,850,764
	INSURANCE — 0.7%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	295,108
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	504,343
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	311,483
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,309,952
				3,420,886
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.	5.8750	11/15/28	527,482
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	948,415
				1,475,897
	LEISURE FACILITIES & SERVICES — 1.8%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	471,240
1,000,000	Caesars Entertainment, Inc.(b)	6.2500	07/01/25	1,005,491
1,000,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	1,025,887
500,000	Carnival Corporation(b)	6.0000	05/01/29	484,811
1,000,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	1,096,904
500,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	429,946
800,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	783,540

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	LEISURE FACILITIES & SERVICES — 1.8% (Continued)
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	$ 646,111
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,213,330
300,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	292,875
700,000	Sands China Ltd.	5.1250	08/08/25	693,247
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	791,811
				8,935,193
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	519,779

	MEDICAL EQUIPMENT & DEVICES — 0.5%
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,134,837
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	828,701
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	905,034
				2,868,572
	METALS & MINING — 0.6%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	451,466
750,000	Novelis Corporation(b)	4.7500	01/30/30	696,707
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,189,326
				2,337,499
	OIL & GAS PRODUCERS — 1.9%
500,000	Apache Corporation	5.1000	09/01/40	429,283
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	387,470
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,163,817
500,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	466,924
500,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	484,603
1,250,000	NGL Energy Operating, LLC / NGL Energy Finance Corporation(b)	7.5000	02/01/26	1,274,528
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	779,220
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,067,485
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	635,778
600,000	Southwestern Energy Company	4.7500	02/01/32	555,566
1,000,000	Tosco Corporation	8.1250	02/15/30	1,176,210
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,269,563
				9,690,447

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
950,000	Transocean, Inc.(b)	8.7500	02/15/30	$ 994,046
500,000	Weatherford International Ltd.(b)	8.6250	04/30/30	514,522
				1,508,568
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(b)	3.8750	05/15/29	644,067

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	471,992
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	245,375
750,000	Simon Property Group, L.P.	6.7500	02/01/40	853,973
500,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL CSL Capital, LLC(b)	10.5000	02/15/28	509,380
				2,080,720
	RETAIL - DISCRETIONARY — 0.3%
650,000	Macy's Retail Holdings, LLC(b)	5.8750	03/15/30	616,931
300,000	NMG Holding Company, Inc. / Neiman Marcus Group, LLC(b)	7.1250	04/01/26	292,867
700,000	Staples, Inc.(b)	7.5000	04/15/26	655,951
				1,565,749
	SOFTWARE — 0.6%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	450,163
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/30	607,138
3,000,000	Microsoft Corporation	2.9210	03/17/52	2,153,633
				3,210,934
	SPECIALTY FINANCE — 0.6%
550,000	Ally Financial, Inc.	5.7500	11/20/25	551,768
350,000	Global Aircraft Leasing Company Ltd.(b)	6.5000	09/15/24	337,663
500,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	475,013
300,000	Navient Corporation	5.5000	03/15/29	271,321
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.(b)	3.8750	03/01/31	528,864
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	740,691
				2,905,320
	STEEL — 0.1%
500,000	Cleveland-Cliffs, Inc.(b)	6.7500	03/15/26	505,737
400,000	Cleveland-Cliffs, Inc.(b)	6.7500	04/15/30	403,102
				908,839

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	TECHNOLOGY HARDWARE — 0.5%
650,000	CommScope, Inc.(b)	6.0000	03/01/26	$ 563,852
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	924,774
500,000	Seagate HDD Cayman	9.6250	12/01/32	574,165
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	456,096
				2,518,887
	TECHNOLOGY SERVICES — 0.2%
500,000	Block, Inc.	3.5000	06/01/31	433,200
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	478,000
				911,200
	TELECOMMUNICATIONS — 1.0%
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,582,122
1,250,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	1,184,059
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,228,268
				4,994,449
	TRANSPORTATION & LOGISTICS — 0.4%
750,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	743,134
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	851,901
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	367,908
				1,962,943

	TOTAL CORPORATE BONDS (Cost $96,680,122)			98,729,690

Shares
	SHORT-TERM INVESTMENTS — 5.4%
	COLLATERAL FOR SECURITIES LOANED - 5.4%
27,741,000	State Street Institutional US Government Money Money Market Fund, 5.23% (Cost $27,741,000)(e),(f)			27,741,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,741,000)

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value

	TOTAL INVESTMENTS - 104.5% (Cost $518,166,943)	$ 535,208,586
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%	(23,160,310)
	NET ASSETS - 100.0%	$ 512,048,276

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
H15T1Y	-US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	-United States SOFR Secured Overnight Financing Rate

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $27,118,000.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2024 the total market value of 144A securities is 44,578,775 or 8.7% of net assets.

(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security; the rate shown represents the rate on January 31, 2024.
(e) (f)

Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $27,741,000 at January 31, 2024.

Rate disclosed is the seven day effective yield as of January 31, 2024.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 98.6%
EQUITY - 98.6%
873,000	Vanguard FTSE Developed Markets ETF					$ 41,362,740
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,952,645)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.1%
175	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/15/2024	$ 4,260	$ 42,616,875	$ 57,750
TOTAL FUTURE OPTIONS PURCHASED (Cost - $124,688)

	TOTAL INVESTMENTS – 98.7% (Cost $40,077,333)					$ 41,420,490
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.3%					526,227
	NET ASSETS - 100.0%					$ 41,946,717

EDF	- ED&F Man Capital Markets, Inc.
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 170.0%
	U.S. TREASURY BILLS — 170.0%
65,000,000	United States Treasury Bill(a)			5.27	02/01/24	$ 65,000,000
65,000,000	United States Treasury Bill(a)			5.28	03/05/24	64,687,889
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $129,693,085)					129,687,889

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
317	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/15/2024	$ 4,260	$ 77,187,425	$ 104,610
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $225,863)

	TOTAL INVESTMENTS - 170.1% (Cost $129,918,948)					$ 129,792,499
	LIABILITIES IN EXCESS OF OTHER ASSETS - (70.1)%					(53,489,528)
	NET ASSETS - 100.0%					$ 76,302,971

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
66	CME E-Mini NASDAQ 100 Index Future		EDF	03/15/2024	$ 22,759,770	$ 1,038,330
219	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/15/2024	53,331,975	2,086,319
	TOTAL FUTURES CONTRACTS					$ 3,124,649

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(B)	Each contract is equivalent to one futures contract.
(C)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 178.6%
	U.S. TREASURY BILLS — 178.6%
56,000,000	United States Treasury Bill(a)			5.27	02/01/24	$ 56,000,000
55,000,000	United States Treasury Bill(a)			5.28	03/05/24	54,735,906
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $110,740,303)					110,735,906

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
642	CME E-mini Russell 2000 Index Future	EDF	03/15/2024	$ 1,600	$ 62,784,390	$ 97,905
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $159,942)

	TOTAL INVESTMENTS – 178.8% (Cost $110,900,245)					$ 110,833,811
	LIABILITIES IN EXCESS OF OTHER ASSETS - (78.8)%					(48,855,131)
	NET ASSETS - 100.0%					$ 61,978,680

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
316	CME E-mini Russell 2000 Index Future		EDF	03/15/2024	$ 30,903,220	$ 778,784
113	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	03/15/2024	30,999,290	787,495
	TOTAL FUTURES CONTRACTS					$ 1,566,279

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.
(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 32.9%
	FIXED INCOME - 32.9%
92,500	iShares iBoxx High Yield Corporate Bond ETF(a)			$ 7,166,900
81,000	SPDR Bloomberg High Yield Bond ETF			7,684,470
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,238,465)			14,851,370

	OPEN END FUNDS — 17.1%
	FIXED INCOME - 17.1%
736,435	BlackRock High Yield Bond Portfolio, Institutional Class			5,169,771
322,165	PIMCO High Yield Fund, Institutional Class			2,561,211
	TOTAL OPEN END FUNDS (Cost $7,500,000)			7,730,982

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 98.3%
	U.S. TREASURY BILLS — 98.3%
22,250,000	United States Treasury Bill(b)	5.27	02/01/24	22,250,000
22,250,000	United States Treasury Bill(b)	5.28	03/05/24	22,143,162
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $44,394,941)			44,393,162

Shares
	SHORT-TERM INVESTMENTS — 14.2%
	COLLATERAL FOR SECURITIES LOANED - 14.2%
6,405,440	State Street Institutional US Government Money, 5.23% (Cost $6,405,440)(c),(d)			6,405,440

	TOTAL INVESTMENTS – 162.5% (Cost $72,538,846)			$ 73,380,954
	LIABILITIES IN EXCESS OF OTHER ASSETS - (62.5)%			(28,232,894)
	NET ASSETS - 100.0%			$ 45,148,060

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $6,260,384.

Zero coupon bond. Rate shown is discount rate at time of purchase.

Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $6,405,440 at January 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 30.3%
	EQUITY - 30.3%
440,000	Vanguard FTSE Developed Markets ETF					$ 20,847,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,140,660)

Principal Amount ($)				Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 116.1%
	U.S. TREASURY BILLS — 116.1%
40,000,000	United States Treasury Bill(a)			5.27	02/01/24	40,000,000
40,000,000	United States Treasury Bill(a)			5.28	03/05/24	39,807,932
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,811,130)					79,807,932

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
362	CME E-Mini Russell 2000 Index Future	EDF	03/15/2024	$ 1,600	$ 35,401,790	55,205
146	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/15/2024	4,260	35,554,650	48,180
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $194,210)					103,385

	TOTAL INVESTMENTS – 146.6% (Cost $100,146,000)					$ 100,758,517
	LIABILITIES IN EXCESS OF OTHER ASSETS - (46.6)%					(32,014,955)
	NET ASSETS - 100.0%					$ 68,743,562

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
12	CME E-Mini NASDAQ 100 Index Future		EDF	03/15/2024	$ 4,138,140	$ 190,549
174	CME E-mini Russell 2000 Index Future		EDF	03/15/2024	17,016,330	422,052
39	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/15/2024	9,497,475	376,180
62	CME E-Mini Standard & Poor's MidCap 400 Index		EDF	03/15/2024	17,008,460	432,077
	TOTAL FUTURES CONTRACTS					$ 1,420,858

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.
ETF	- Exchange-Traded Fund

(a)	Zero coupon bond. Rate shown is discount rate a time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.